20. Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
20. Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action capital requirements are applicable to banks, but not bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). The Company’s non-cumulative Series A preferred stock ($2.5 million liquidation preference) is includable without limitation in its Tier 1 capital. In accordance with changes in the regulatory requirements for calculating capital ratios, beginning with the quarter ended March 31, 2011, the Company deducts the amount of goodwill for purposes of calculating the amount of its trust preferred junior subordinated debentures includable in Tier 1 capital. Management believes, as of December 31, 2012, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2012 the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded applicable consolidated regulatory capital guidelines.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

					Minimum To Be Well
					Capitalized Under
			Minimum For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)
Company	$47,385	12.57%	$30,164	8.00%	N/A	N/A
Bank	$46,796	12.44%	$30,099	8.00%	$37,623	10.00%

Tier I capital (to risk-weighted assets)
Company	$40,724	10.80%	$15,082	4.00%	N/A	N/A
Bank	$42,440	11.28%	$15,049	4.00%	$22,574	6.00%

Tier I capital (to average assets)
Company	$40,724	7.27%	$22,416	4.00%	N/A	N/A
Bank	$42,440	7.58%	$22,387	4.00%	$27,984	5.00%

As of December 31, 2011:
Total capital (to risk-weighted assets)
Company	$44,289	11.95%	$29,660	8.00%	N/A	N/A
Bank	$43,710	11.82%	$29,596	8.00%	$36,995	10.00%

Tier I capital (to risk-weighted assets)
Company	$37,231	10.04%	$14,830	4.00%	N/A	N/A
Bank	$39,768	10.75%	$14,798	4.00%	$22,197	6.00%

Tier I capital (to average assets)
Company	$37,231	6.81%	$21,882	4.00%	N/A	N/A
Bank	$39,768	7.28%	$21,853	4.00%	$27,316	5.00%

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company. The Bank is restricted by law as to the amount of dividends that can be paid. Dividends declared by national banks that exceed net income for the current and preceding two years must be approved by the Bank’s primary banking regulator, the Office of the Comptroller of the Currency (“OCC”). Regardless of formal regulatory restrictions, the Bank may not pay dividends that would result in its capital levels being reduced below the minimum requirements shown above.